Other Current Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

10. Other Current Assets

As of December 31, 2021 and June 30, 2021, other current assets consisted of the following:

	For the period ended
	December 31, 2021	June 30, 2021
Prepaid Deposit	$82,776	$113,988
Prepaid Inventory	52,583	—
Prepaid Expenses	47,270	35,590
Undeposited Funds	2,323	—
Other	—	32,879
Total:	$184,952	$182,457

14. Other Current Assets

As of June 30, 2021 and 2020, other current assets consisted of the following:

	For the years ended June 30,
	2021	2020
Prepaid Deposit	$113,988	$48,483
Prepaid Inventory	—	65,449
Employees Advance	—	324
Prepaid Expenses	35,590	35,157
Others	32,879	113,991
Total	$182,457	$263,404